BPV FAMILY OF FUNDS

VIA EDGAR

March 24, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (the “Trust”)
File Nos. 333-175770 and 811-22588

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the BPV Wealth Preservation Fund and the BPV Low Volatility Fund do not differ from those contained in Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on March 16, 2016.

If you have any questions or comments, please contact the undersigned at (855) 784-2399. Thank you for your consideration.

Sincerely,

/s/ Michael R. West

Michael R. West
President of the Trust